Loans and Merchant Cash Advances (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Loans and Merchant Cash Advances	Trade receivables and unbilled revenues, net of allowance for credit losses, were as follows:

	December 31, 2023	December 31, 2022	January 1, 2021
	$	$	$
Unbilled revenues, net	132	123	87
Trade receivables, net	62	80	40
Indirect taxes receivable	46	31	39
Other receivables	27	23	13
Accrued interest	15	16	13
	282	273	192
Activity in the allowance for credit losses was as follows:

	Years ended
	December 31, 2023 $	December 31, 2022 $
Balance, beginning of the year	16	7
Provision for credit losses related to uncollectible receivables	9	17
Write-offs	(12)	(8)
Balance, end of the year	13	16

	December 31, 2023	December 31, 2022	January 1, 2022
	$	$	$
Loans receivable, gross(1)	732	228	73
Allowance for credit losses related to uncollectible loans receivable	(60)	(19)	(3)
Merchant cash advances receivable, gross	180	420	439
Allowance for credit losses related to uncollectible merchant cash advances receivable	(36)	(49)	(38)
Loans and merchant cash advances, net	816	580	471
(1) Included in the loans receivable gross balance as of December 31, 2023 is $10 of interest receivable (December 31, 2022 - $3, January 1, 2022 - $nil).

Schedule of Allowance for Credit Losses
The following table summarizes the activities of the Company’s allowance for credit losses related to uncollectible loans receivable:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Allowance, beginning of the year	19	3
Provision for credit losses related to uncollectible loans receivable	60	21
Loans receivable charged off, net of recoveries	(19)	(5)
Allowance, end of the year	60	19
The following table summarizes the activities of the Company’s allowance for credit losses related to uncollectible merchant cash advances receivable:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Allowance, beginning of the period	49	38
Provision for credit losses related to uncollectible merchant cash advances receivable	20	43
Merchant cash advances receivable charged off, net of recoveries	(33)	(32)
Allowance, end of the period	36	49

Schedule of Delinquency Status
The following table presents the delinquency status of the gross amount of merchant loans by year of origination. The delinquency status is determined based on the number of days past the contractual or expected repayment date for which the Company anticipates to receive the amounts outstanding. The "current" category represents balances that are within 29 days of the contractual repayment dates, or within 29 days of the expected repayment date.

	December 31, 2023
	Total	Percent
Current	$696	95.1%
30-59 Days	5	0.7%
60-89 Days	2	0.3%
90-179 Days	7	0.9%
180+ Days	22	3.0%
Total	$732	100.0%

	December 31, 2022
	Total	Percent
Current	$215	94.2%
30-59 Days	2	0.9%
60-89 Days	1	0.7%
90-179 Days	4	1.6%
180+ Days	6	2.6%
Total	$228	100.0%